Recoverable taxes	6 Months Ended
Jun. 30, 2026
Recoverable Taxes [Abstract]
Disclosure of Recoverable Taxes
13 RECOVERABLE TAXES

	06/30/2026	12/31/2025
IRPJ/CSLL – prepayments and withheld taxes	905,430	706,048
PIS/COFINS – on acquisitions of property, plant and equipment (1)	97,023	128,631
PIS/COFINS – operations	597,294	567,872
PIS/COFINS – exclusions from ICMS (2)	288,014	324,819
ICMS – on acquisitions of property, plant and equipment (3)	429,066	472,382
ICMS – operations (4)	1,900,368	1,889,151
Reintegra program (5)	73,791	58,790
Other taxes and contributions	123,718	119,406
Provision for loss on ICMS credits (6)	(1,771,257)	(1,775,113)
	2,643,447	2,491,986

Current	1,719,018	1,546,287
Non-current	924,429	945,699
(1)Social Integration Program (“PIS”) and Social Security Funding Contribution (“COFINS”): Credits whose realization is based on the years of depreciation of the corresponding asset.
(2)The Company and its subsidiaries filed lawsuits over the years seeking the exclusion of ICMS from the PIS and COFINS contribution tax basis, in relation to certain transactions during various periods from March 1992.
(3)Tax on Sales and Services (“ICMS”): Credits from the acquisition of property, plant and equipment are recovered on a straight-line basis over a four-year period, from the acquisition date, in accordance with the relevant regulation, the ICMS Control on Property, Plant and Equipment (“CIAP”).
(4)ICMS credits accrued due to the volume of exports and credit generated from product import transactions: Credits are concentrated in the States of Espírito Santo, Maranhão, Mato Grosso do Sul e São Paulo, where the Company realizes the credits through the sale of credits to third parties, after approval from the State Ministry of Finance of each State. Credits are also being realized through the consumption of paper and consumer goods (tissue) transactions in the domestic market.
(5)Special Regime of Tax Refunds for Export Companies ("Reintegra"): Reintegra is a program that aims to refund the residual costs of taxes paid throughout the export chain to taxpayers, to make them more competitive in foreign markets.
(6)Related to provisions for ICMS credit balances that are not probable to be recovered.
13.1 Provision for loss on ICMS credits

		ICMS
	06/30/2026	12/31/2025
Opening balance	(1,775,113)	(1,581,961)
Addition	(106,344)	(374,166)
Reversal (1)	110,200	181,014
Closing balance	(1,771,257)	(1,775,113)
(1)Refers mainly to the reversal of the provision for loss resulting from the recovery of ICMS credits through sale to third parties.